MEMORIAL FUNDS

                              GOVERNMENT BOND FUND

                              CORPORATE BOND FUND

                               GROWTH EQUITY FUND

                               VALUE EQUITY FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2001

                               TABLE OF CONTENTS

                                                                            Page

INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA ..........................    1

FINANCIAL STATEMENTS OF THE MEMORIAL FUNDS
Schedule of Investments:
   Government Bond Fund ...................................................    7
   Corporate Bond Fund ....................................................    8
   Growth Equity Fund .....................................................   10
   Value Equity Fund ......................................................   12
Statements of Assets and Liabilities ......................................   14
Statements of Operations ..................................................   15
Statements of Changes in Net Assets .......................................   16
Financial Highlights ......................................................   18
Notes to Financial Statements .............................................   22
Independent Auditor's Report ..............................................   27

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA
DECEMBER 31, 2001
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

Eagle Asset Management began managing the Government Bond Fund on 12/01/2001. During the last month of the calendar year several meaningful changes were made.

First, the number of issues held was almost doubled from 6 to 11. Second, the portion of the account held in higher yielding government backed mortgage securities was increased from 15% to 53%. Third, the current yield of the overall portfolio was increased from 5.41% to 5.78%. Lastly, the duration, or maturity structure was shortened from approximately 5.5 years to approximately
4.0 years.

We believe these changes will benefit the portfolio as it is more diversified, shorter in maturity, and higher yielding. Going forward we will be using the Lehman Intermediate Government Index for comparison purposes in place of the Lehman Government Index. The new index has a duration of about 3.2 years versus the old index, which had a duration of approximately 5.3 years.

CORPORATE BOND FUND

The atmosphere engendered by the Enron collapse and the subsequent reexamination of financial reporting practices battered certain sectors of the market this month. Conversely, governments and higher quality corporates performed well as a "flight to quality" took hold. The financial uncertainty witnessed in February overshadowed the relatively positive economic news, which pointed toward economic recovery. As the month came to a close, spreads in some of the more battered sectors partially rebounded and the strong technical nature of the market seemed to be taking hold.

The corporate market continued where January left off as certain sectors felt the brunt of increased scrutiny. Energy, telecom and some financial names were hit especially hard during the month as their financial structure and reporting practices were questioned. Names which remained unscathed performed well as the lack of new supply continued to exacerbate the current supply/demand imbalance. As the month came to a close, the credit sector appeared poised for outperformance as negative headlines abated, a more rational atmosphere ensued and primary market activity increased.

Looking ahead, the negative credit event risk will likely subside and focus should return to the economic rebound currently underway. This will likely benefit corporate spreads and place the treasury market under pressure over the near term.

GROWTH EQUITY FUND

For the second year in a row, the U.S. equity market declined significantly. Earnings for corporations tumbled as the economic recession deepened in the summer months. Of course, the September 11th tragedy took its toll on both the markets and the economy in the month of September. Fortunately, the stock market recovered significantly from the depressed levels of the third quarter amid incipient signs of economic recovery. Growth stocks had a particularly difficult year as many high expectation stocks suffered disappointing results. The Growth Equity Fund performed significantly better than the majority of growth funds due to the fund's exposure to midcap stocks, as well as a relatively large commitment to more defensive sectors. Additionally, the sell disciplines at Davis Hamilton Jackson & Associates helped the fund avoid some of the more onerous growth stock declines.

                                       1                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

VALUE EQUITY FUND

The Value Equity Fund was up +14.1% versus the S&P 500/Barra Value Index which declined 211.7% in 2001. PPM America, according to its portfolio manager Mr. Rich Brody, "adheres to an actual `true value' approach to investing which seeks to generate outstanding long-term returns while maintaining a reasonable risk profile. We take advantage of overlooked opportunities that are undervalued for either non-fundamental or temporary reasons. We focus on out-of-favor stocks with solid long-term fundamentals and potential catalysts for positive change." Mr. Brody, in discussions regarding the past year, stated that the Fund's "underweight position in the healthcare sector relative to the S&P 500 Index and good stock selection in the energy, technology, and utility sectors played a major role in the Fund's outperformance". The outlook for 2002 is highlighted by Mr. Brody: "We will continue to focus on identifying the best value ideas that have attractive fundamentals and can be purchased at a discount to the market."

                                       2                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

These charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Government Bond Fund and Corporate Bond Fund, since each Fund's inception. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. The Government Bond Fund changed the market index it will track on 12/01/01 from the Lehman Brothers U.S. Government Bond Index to the Lehman Brothers Intermediate U.S. Government Bond Index. Both Indices are shown in this year's comparison. Changes in value of Lehman Brothers Intermediate U.S. Government Bond Index, Lehman Brothers U.S. Government Bond Index and Lehman Brothers U.S. Credit Index are based on an inception date of 3/31/98. The total return of each Fund includes operating expenses that reduce returns, while the total return of each Index does not include expenses. The Lehman Brothers Intermediate U.S. Government Bond Index is composed of all publically issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. The Lehman Brothers U.S. Credit Index is composed of all publically issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933. Each Fund is professionally managed while each Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period certain fees and expenses were waived, otherwise total return would have been lower.


                            GOVERNMENT BOND FUND VS.
          LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX AND
                   LEHMAN BROTHERS U.S. GOVERNMENT BOND INDEX

Average Annual Total Return on 12/31/2001                          One year       Since Inception on 03/30/1998
-----------------------------------------                          --------       -----------------------------
Government Bond Fund:                                               6.81%                     6.38%
Lehman Brothers Intermediate U.S. Government Bond Index:            8.42%                     6.93%
Lehman Brothers U.S. Government Bond Index:                         7.24%                     6.89%

Investment Value on 12/31/2001
------------------------------
Government Bond Fund:                                             $12,619
Lehman Brothers Intermediate U.S. Government Bond Index:          $12,864
Lehman Brothers U.S. Government Bond Index:                       $12,846

Performance information presented here represents only past performance and does not necessarily indicate future results.



                               [GRAPHIC OMITTED]



PLOT POINTS FOR GOVERNMENT BOND FUND GRAPH

-----------------------------------------------------------------------------------------------------------------
                                               VALUES
-----------------------------------------------------------------------------------------------------------------
                               Government                  Lehman Brothers           Lehman Brothers Intermediate
        Date                   Bond Fund             U.S. Government Bond Index       U.S. Government Bond Index
-----------------------------------------------------------------------------------------------------------------
      03/30/98             $      10,000                 $      10,000                    $      10,000
      04/30/98                    10,042                        10,045                           10,048
      05/31/98                    10,137                        10,148                           10,117
      06/30/98                    10,261                        10,264                           10,185
      07/31/98                    10,267                        10,280                           10,224
      08/31/98                    10,525                        10,547                           10,417
      09/30/98                    10,814                        10,832                           10,660
      10/31/98                    10,726                        10,795                           10,678
      11/30/98                    10,770                        10,798                           10,645
      12/31/98                    10,796                        10,822                           10,686
      01/31/99                    10,873                        10,885                           10,734
      02/28/99                    10,619                        10,625                           10,587
      03/31/99                    10,655                        10,667                           10,657
      04/30/99                    10,679                        10,691                           10,686
      05/31/99                    10,586                        10,597                           10,621
      06/30/99                    10,546                        10,576                           10,637
      07/31/99                    10,506                        10,560                           10,638
      08/31/99                    10,499                        10,560                           10,653
      09/30/99                    10,599                        10,646                           10,744
      10/31/99                    10,624                        10,663                           10,766
      11/30/99                    10,614                        10,648                           10,773
      12/31/99                    10,538                        10,579                           10,740
      01/31/00                    10,530                        10,594                           10,703
      02/29/00                    10,676                        10,744                           10,792
      03/31/00                    10,837                        10,933                           10,915
      04/30/00                    10,807                        10,902                           10,911
      05/31/00                    10,801                        10,909                           10,940
      06/30/00                    10,987                        11,103                           11,114
      07/31/00                    11,095                        11,211                           11,188
      08/31/00                    11,250                        11,377                           11,313
      09/30/00                    11,289                        11,409                           11,411
      10/31/00                    11,375                        11,518                           11,490
      11/30/00                    11,587                        11,745                           11,659
      12/31/00                    11,815                        11,979                           11,864
      01/31/01                    11,924                        12,100                           12,022
      02/28/01                    12,048                        12,238                           12,133
      03/31/01                    12,090                        12,281                           12,220
      04/30/01                    11,978                        12,155                           12,181
      05/31/01                    12,001                        12,195                           12,231
      06/30/01                    12,058                        12,252                           12,270
      07/31/01                    12,348                        12,546                           12,499
      08/31/01                    12,491                        12,701                           12,611
      09/30/01                    12,705                        12,922                           12,881
      10/31/01                    13,005                        13,255                           13,081
      11/30/01                    12,733                        12,959                           12,926
      12/31/01                    12,619                        12,846                           12,864



                                       3                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                            CORPORATE BOND FUND VS.
                       LEHMAN BROTHERS U.S. CREDIT INDEX

Average Annual Total Return on 12/31/2001                One year       Since Inception on 03/30/1998
-----------------------------------------                --------       -----------------------------
Corporate Bond Fund:                                      6.39%                    5.78%
Lehman Brothers U.S. Credit Index:                       10.40%                    6.48%

Investment Value on 12/31/2001
------------------------------
Corporate Bond Fund:                                    $12,360
Lehman Brothers U.S. Credit Index:                      $12,662

Performance information presented here represents only past performance and does not necessarily indicate future results.



                               [GRAPHIC OMITTED]


PLOT POINTS FOR CORPORATE BOND FUND GRAPH:

--------------------------------------------------------------------------
                                  VALUES
--------------------------------------------------------------------------
                                                  Lehman Brothers
      Date              Corporate Bond Fund      U.S. Credit Index
--------------------------------------------------------------------------
     03/25/98            $      10,000           $      10,000
     04/30/98                   10,049                  10,063
     05/31/98                   10,163                  10,183
     06/30/98                   10,280                  10,258
     07/31/98                   10,289                  10,248
     08/31/98                   10,481                  10,296
     09/30/98                   10,694                  10,630
     10/31/98                   10,590                  10,466
     11/30/98                   10,693                  10,663
     12/31/98                   10,750                  10,694
     01/31/99                   10,844                  10,800
     02/28/99                   10,613                  10,543
     03/31/99                   10,676                  10,618
     04/30/99                   10,705                  10,649
     05/31/99                   10,584                  10,507
     06/30/99                   10,538                  10,452
     07/31/99                   10,524                  10,394
     08/31/99                   10,511                  10,369
     09/30/99                   10,609                  10,481
     10/31/99                   10,607                  10,529
     11/30/99                   10,616                  10,541
     12/31/99                   10,560                  10,485
     01/31/00                   10,524                  10,448
     02/29/00                   10,639                  10,545
     03/31/00                   10,810                  10,635
     04/30/00                   10,740                  10,541
     05/31/00                   10,619                  10,502
     06/30/00                   10,874                  10,766
     07/31/00                   10,991                  10,896
     08/31/00                   11,113                  11,038
     09/30/00                   11,197                  11,096
     10/31/00                   11,235                  11,107
     11/30/00                   11,418                  11,251
     12/31/00                   11,618                  11,469
     01/31/01                   11,777                  11,783
     02/28/01                   11,919                  11,886
     03/31/01                   11,993                  11,959
     04/30/01                   11,918                  11,916
     05/31/01                   12,018                  12,026
     06/30/01                   12,074                  12,087
     07/31/01                   12,295                  12,402
     08/31/01                   12,437                  12,568
     09/30/01                   12,338                  12,550
     10/31/01                   12,608                  12,861
     11/30/01                   12,421                  12,750
     12/31/01                   12,360                  12,662


                                       4                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

These charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Growth Equity Fund and the Value Equity Fund, since each Fund's inception. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. The Standard & Poor's 500 index ("S&P 500 Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Russell Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, the Sub-advisor believes that the S&P 500 Index more accurately represents the Growth Equity Fund's industry diversification, capitalization range and risk characteristics. The S&P 500/Barra Value Index tracks stocks in the S&P 500 Index with lower price-to-book ratios. The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. While both the S&P 500/Barra Value Index and the Russell 1000 Value Index are shown, the Sub-advisor believes that the S&P 500/Barra Value Index more accurately represents the Value Equity Fund's industry diversification, capitalization range and risk characteristics. The total return of each Fund includes operating expenses that reduce returns, while the total return of each Index does not include expenses. Each fund is professionally managed while each Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period certain fees and expenses were waived, otherwise total return would have been lower.


                             GROWTH EQUITY FUND VS.
                  RUSSELL 1000 GROWTH INDEX AND S&P 500 INDEX

Average Annual Total Return on 12/31/2001        One year            Since Inception on 03/30/1998
-----------------------------------------        --------            -----------------------------
Growth Equity Fund:                              -15.82%                         4.86%
Russell 1000 Growth Index:                       -20.42%                        -0.04%
S&P 500 Index:                                   -11.89%                         2.62%

Investment Value on 12/31/2001
------------------------------
Growth Equity Fund:                              $11,955
Russell 1000 Growth Index:                       $ 9,986
S&P 500 Index:                                   $11,021

Performance information presented here represents only past performance and does not necessarily indicate future results.



                               [GRAPHIC OMITTED]



PLOT POINTS GROWTH EQUITY FUND GRAPH:


-------------------------------------------------------------------------------
                                  VALUES
-------------------------------------------------------------------------------
                                                            Russell 1000
      Date       Growth Equity Fund    S&P 500 Index        Growth Index
-------------------------------------------------------------------------------

    03/30/98     $      10,000        $      10,000        $      10,000
    03/31/98            10,000               10,075               10,085
    04/30/98            10,070               10,176               10,225
    05/31/98             9,880               10,001                9,935
    06/30/98            10,581               10,407               10,543
    07/31/98            10,451               10,296               10,473
    08/31/98             9,111                8,809                8,901
    09/30/98             9,943                9,373                9,585
    10/31/98            10,463               10,135               10,356
    11/30/98            11,003               10,749               11,143
    12/31/98            12,097               11,369               12,148
    01/31/99            12,970               11,844               12,861
    02/28/99            12,360               11,476               12,274
    03/31/99            12,911               11,936               12,920
    04/30/99            12,974               12,398               12,937
    05/31/99            12,648               12,105               12,539
    06/30/99            13,659               12,777               13,417
    07/31/99            13,143               12,378               12,991
    08/31/99            13,048               12,316               13,203
    09/30/99            12,942               11,979               12,926
    10/31/99            13,723               12,736               13,902
    11/30/99            14,006               12,995               14,652
    12/31/99            15,005               13,760               16,176
    01/31/00            14,463               13,070               15,417
    02/29/00            15,246               12,822               16,171
    03/31/00            16,282               14,075               17,329
    04/30/00            15,776               13,652               16,504
    05/31/00            15,282               13,371               15,673
    06/30/00            15,944               13,702               16,861
    07/31/00            15,655               13,488               16,158
    08/31/00            16,607               14,325               17,621
    09/30/00            16,029               13,569               15,954
    10/31/00            15,776               13,511               15,199
    11/30/00            14,102               12,447               12,959
    12/31/00            14,201               12,508               12,549
    01/31/01            14,140               12,952               13,416
    02/28/01            12,928               11,771               11,138
    03/31/01            12,042               11,026                9,926
    04/30/01            13,054               11,882               11,181
    05/31/01            13,254               11,961               11,017
    06/30/01            12,748               11,671               10,762
    07/31/01            12,493               11,556               10,493
    08/31/01            11,724               10,833                9,635
    09/30/01            11,031                9,958                8,673
    10/31/01            11,231               10,148                9,128
    11/30/01            11,893               10,926               10,005
    12/31/01            11,955               11,021                9,986


                                       5                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                             VALUE EQUITY FUND VS.
             RUSSELL 1000 VALUE INDEX AND S&P 500/BARRA VALUE INDEX

Average Annual Total Return on 12/31/01          One year            Since Inception on 03/30/1998
---------------------------------------          --------            -----------------------------
Value Equity Fund:                                14.08%                       1.86%
Russell 1000 Value Index:                         -5.59%                       3.33%
S&P 500/Barra Value Index:                       -11.68%                       2.38%

Investment Value on 12/31/2001
------------------------------
Value Equity Fund:                               $10,716
Russell 1000 Value Index:                        $11,308
S&P 500/Barra Value Index:                       $10,924

Performance information presented here represents only past performance and does not necessarily indicate future results.



                               [GRAPHIC OMITTED]



PLOT POINTS FOR VALUE EQUITY FUND GRAPH:

--------------------------------------------------------------------------------
                                  VALUES
--------------------------------------------------------------------------------
                                                S&P 500           Russell 1000
    Date           Value Equity Fund      Barra Value Index        Value Index
--------------------------------------------------------------------------------
   03/30/98      $      10,000            $      10,000          $      10,000
   03/31/98             10,000                   10,063                 10,069
   04/30/98             10,040                   10,182                 10,136
   05/31/98              9,640                   10,039                  9,986
   06/30/98              9,485                   10,115                 10,114
   07/31/98              8,874                    9,896                  9,935
   08/31/98              7,524                    8,307                  8,457
   09/30/98              8,108                    8,812                  8,942
   10/31/98              8,790                    9,501                  9,635
   11/30/98              8,830                    9,996                 10,084
   12/31/98              9,224                   10,346                 10,427
   01/31/99              8,913                   10,554                 10,510
   02/28/99              8,632                   10,328                 10,362
   03/31/99              8,824                   10,641                 10,576
   04/30/99              9,787                   11,559                 11,564
   05/31/99              9,617                   11,351                 11,437
   06/30/99              9,780                   11,787                 11,769
   07/31/99              9,549                   11,424                 11,424
   08/31/99              9,207                   11,135                 11,000
   09/30/99              8,681                   10,701                 10,616
   10/31/99              8,873                   11,305                 11,227
   11/30/99              8,571                   11,239                 11,139
   12/31/99              8,795                   11,662                 11,193
   01/31/00              8,380                   11,291                 10,828
   02/29/00              7,693                   10,585                 10,023
   03/31/00              8,463                   11,688                 11,246
   04/30/00              8,453                   11,609                 11,115
   05/31/00              8,565                   11,645                 11,232
   06/30/00              7,985                   11,186                 10,719
   07/31/00              7,924                   11,410                 10,853
   08/31/00              8,495                   12,174                 11,457
   09/30/00              8,516                   12,171                 11,562
   10/31/00              9,008                   12,398                 11,846
   11/30/00              8,690                   11,764                 11,406
   12/31/00              9,394                   12,369                 11,978
   01/31/01             10,073                   12,891                 12,024
   02/28/01             10,084                   12,037                 11,690
   03/31/01              9,866                   11,562                 11,276
   04/30/01             10,466                   12,346                 11,830
   05/31/01             10,746                   12,475                 12,095
   06/30/01             10,827                   12,071                 11,827
   07/31/01             10,910                   11,862                 11,802
   08/31/01             10,629                   11,177                 11,329
   09/30/01              9,598                   10,116                 10,532
   10/31/01              9,702                   10,117                 10,441
   11/30/01             10,432                   10,759                 11,048
   12/31/01             10,716                   10,924                 11,308


                                       6                          Memorial Funds

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCY BONDS & Notes - 36.19%
   1,500,000 FHLMC, 5.00%, 01/15/04                        $  1,548,675
   1,300,000 FHLMC, 5.38%, 08/16/06                           1,329,398
   1,201,000 FNMA, 5.50%, 07/25/21                            1,198,442
   2,000,000 FNMA, 5.75%, 06/15/05                            2,097,480
                                                           ------------
Total Government Agency Bonds & Notes
(cost $6,103,948) 6,173,995

MORTGAGE BACKED SECURITIES - 47.79%
   1,848,541 FHLMC, Series 2177, 6.00%, 01/15/18              1,845,084
   1,347,230 FHLMC, Series 2308, 6.50%, 05/15/30              1,362,226
   1,300,000 FHR, Series 2326, 6.00%, 10/15/24                1,312,051
     926,379 FNMA, Series 2001-29, 6.50%, 10/25/29              940,635
   2,677,464 GNMA, Pool 476998, 6.50%, 07/15/29               2,691,460
                                                           ------------
Total Mortgage Backed Securities (cost $8,095,460)            8,151,456
                                                           ------------
U.S. TREASURY OBLIGATIONS - 15.14%
   1,000,000 6.00%, 02/15/26                                  1,030,938
   1,425,000 6.50%, 10/15/06 #                                1,552,416
                                                           ------------
Total U.S. Treasury Obligations (cost $2,594,056)             2,583,354
                                                           ------------
SHORT TERM INVESTMENTS - 2.85%
     485,265 Merrimac U.S. Government Money
             Market Fund, 1.91% (Cost $485,265)                 485,265
                                                           ------------

Total Investments - 101.97% (cost $17,278,729)             $ 17,394,070
                                                           ------------

Liabilities in excess of other Assets - (1.97%)                (335,623)
                                                           ------------

TOTAL NET ASSETS - 100.0%                                  $ 17,058,447
                                                           ============

# Part or all of this investment is on loan

    The accompanying notes are an integral part of the financial statements


                                       7                          Memorial Funds

--------------------------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

AGENCY OBLIGATIONS - 4.66%
   168,154 FNMA, (Pool# 399774), 7.00%, 05/01/28           $    172,069
   132,464 FNMA, (Pool# 428152), 7.00%, 05/01/28                135,548
   139,964 FNMA, (Pool#425797), 7.00%, 06/01/24                 143,919
   317,579 FGLMC, (Pool#c32933),7.50%, 11/01/29                 328,334
    54,315 FGLMC, (Pool#c00910),7.50%, 01/01/30                  56,155
   177,653 GNMA, (Pool#504583), 7.50%, 10/15/29                 184,255
                                                           ------------
Total Agency Obligations (cost $993,317)                      1,020,280
                                                           ------------

CORPORATE BONDS - 77.74%
AEROSPACE - 1.93%
   250,000 BAE Systems Holdings, Inc.,
           6.40%, 12/15/11                                      247,858
   168,924 Systems 2001 AT LLC, 7.156%, 12/15/11                173,902
                                                           ------------
                                                                421,760
                                                           ------------
AIRLINES - 7.94%
   500,000 American Airlines, Inc., 6.817%, 05/23/11            469,189
   937,328 Atlas Air, Inc., 7.20%, 01/02/19                     813,085
   500,000 United AirLines, Inc., 7.73%, 07/01/10               453,995
                                                           ------------
                                                              1,736,269
                                                           ------------
AUTOMOBILE - 2.36%
   500,000 DaimlerChrysler NA Holding Corp.,
           7.25%, 01/18/06                                      515,637
                                                           ------------

BANKS - 8.15%
   150,000 Bank of America Corp., 7.40%, 01/15/11               161,099
   600,000 Bank One Corp., 5.00%, 02/01/06                      627,602
   200,000 BankBoston Corp., 6.625%, 12/01/05                   208,966
   250,000 UnionBanCal Corp., 5.75%, 12/01/06                   250,511
   500,000 Wachovia Corp., 6.95%, 11/01/04                      535,138
                                                           ------------
                                                              1,783,316
                                                           ------------
COMPUTER SERVICES - 1.19%
   250,000 Computer Sciences Corp.,
           6.75%, 06/15/06                                      260,649
                                                           ------------
COSMETICS - 2.31%
   500,000 International Flavors & Fragrances, Inc.,
           6.45%, 05/15/06                                      506,140
                                                           ------------

ELECTRONICS - 8.39%
   500,000 American Transmission Co. LLC,
            7.125%, 03/15/11                               $    501,690
   500,000 Arrow Electronics, Inc., 8.20%, 10/01/23             511,758
   796,020 United Illuminating Co./OLD,
           7.83%, 01/02/19                                      821,368
                                                           ------------
                                                              1,834,816
                                                           ------------

ELECTRICAL SERVICES - 2.3%
   250,000 Edison Mission Energy, 10.00%, 08/15/08              257,499
   250,000 FirstEnergy Corp., 7.375%, 11/15/31 #                244,794
                                                           ------------
                                                                502,293
                                                           ------------

ENERGY - 3.36%
   480,000 Georgia Power Co., 6.20%, 02/01/06                   492,007
   270,000 Penn Electric Co., 6.625%, 04/01/16                  242,705
                                                           ------------
                                                                734,712
                                                           ------------

FINANCIAL SERVICES - 16.5%
   250,000 Boeing Capital Corp., 6.50%, 02/15/12                249,239
   500,000 Citigroup Inc., 7.25%, 10/01/10                      536,714
   500,000 Countrywide Home Loans, Inc.,
           5.25%, 06/15/04                                      507,754
   250,000 Credit Suisse First Boston USA, Inc.,
           5.875%, 08/01/06                                     254,570
   250,000 Credit Suisse First Boston USA, Inc.,
           6.125%, 11/15/11                                     244,455
   250,000 Ford Motor Co., 7.45%, 7/16/31                       229,691
   500,000 Ford Motor Credit Co., 6.875%, 02/01/06              501,160
   500,000 Lehman Brothers Holdings, Inc.,
           6.25%, 05/15/06                                      512,677
   500,000 Pitney Bowes Credit Corp.,
           8.625%, 02/15/08                                     572,068
                                                           ------------
                                                              3,608,328
                                                           ------------

INSURANCE - 1.14%
   250,000 Nationwide Mutual Insurance Co.,
           8.25%, 12/01/31                                      250,150
                                                           ------------


    The accompanying notes are an integral part of the financial statements


                                       8                          Memorial Funds

--------------------------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

MANUFACTURING - 2.34%
     500,000 Tyco International Group SA.,
             6.875%, 09/05/02                              $    512,660
                                                           ------------

OIL AND GAS - 7.74%
     810,000 British Gas International Finance,
             0.00%, 11/04/21                                    194,702
     375,000 Noble Drilling Corp., 7.50%, 03/15/19              372,841
     300,000 Northern Illinois Gas Co., 6.625%,
             02/01/11                                           306,269
     500,000 PennzEnergy Co., 10.125%, 11/15/09                 578,785
     250,000 Pure Resources, Inc., 7.125%, 06/15/11             240,322
                                                           ------------
                                                              1,692,919
                                                           ------------

PHARMACEUTICAL - 1.13%
     250,000 Bristol-Myers Squibb Co., 5.75%,
             10/01/11                                           248,100
                                                           ------------

PIPELINE - 2.27%
     500,000 TE Products Pipeline, 6.45%, 01/15/08              496,799
                                                           ------------

TELECOMMUNICATIONS - 6.43%
     500,000 Marconi Corp Plc., 7.75%, 09/15/10                 261,593
     250,000 Singapore Telecommunications Ltd.,
             7.375%, 12/01/31                                   255,568
     250,000 Sprint Capital Corp., 5.70%, 11/15/03              254,858
     324,000 Voicestream Wireless Corp., 10.375%,
             11/15/09                                           369,361
     250,000 WorldCom, Inc.-WorldCom Group,
             8.25%, 05/15/31                                    265,019
                                                           ------------
                                                              1,406,399
                                                           ------------

UTILITIES - 2.26%
     500,000 Tennessee Valley Authority, 5.625%,
             01/18/11                                           493,379
                                                           ------------

Total Corporate Bond (cost $17,239,717)                      17,004,326
                                                           ------------

MORTGAGE BACKED SECURITIES - 1.18%
     250,000 PSE&G Transition Funding LLC.,
             6.75%, 06/51/16 (cost $265,911)               $    258,206
                                                           ------------

UNITED STATES TREASURY OBLIGATIONS - 5.75%
     250,000 3.50%, 11/15/06 #                                  241,074
     250,000 5.00%, 02/15/11                                    249,316
     250,000 5.00%, 08/15/11 #                                  249,454
     250,000 5.375%, 02/15/31                                   246,563
     250,000 6.25%, 05/15/30                                    270,889
                                                           ------------

Total U.S. Treasury Obligations (cost $1,236,254)             1,257,296
                                                           ------------

SHORT TERM INVESTMENTS - 9.36%
   1,772,997 Merrimac U.S. Government Money
             Market Fund, 1.91%                               1,772,997
     274,220 Merrimac Treasury Plus Money Market
             Fund, 1.43%                                        274,220
                                                           ------------

Total Short Term Investments (cost $2,047,217)                2,047,217
                                                           ------------

Total Investments - 98.69% (cost $21,782,416)              $ 21,587,324
                                                           ------------

Other Assets in excess of Liabilities - 1.31%                   286,578
                                                           ------------

TOTAL NET ASSETS - 100.0%                                  $ 21,873,902
                                                           ============

# Part or all of this investment is on loan


    The accompanying notes are an integral part of the financial statements


                                       9                          Memorial Funds

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 94.76%
ADVERTISING - 1.06%
     1,100 Omnicom Group                                   $     98,285
                                                           ------------

BANKS - 2.44%
     4,600 US Bancorp                                            96,278
     3,000 Wells Fargo & Co.                                    130,350
                                                           ------------
                                                                226,628
                                                           ------------

BEVERAGES - 4.36%
     3,800 Anheuser-Busch Cos., Inc.                            171,798
     4,800 Pepsico, Inc.                                        233,712
                                                           ------------
                                                                405,510
                                                           ------------

CHEMICALS - 2.05%
     3,300 International Flavors & Fragrances, Inc.              98,043
     1,400 OM Group, Inc.                                        92,666
                                                           ------------
                                                                190,709
                                                           ------------

COMMERCIAL SERVICES - 4.17%
     2,300 Apollo Group, Inc.*                                  103,523
     3,200 Iron Mountain, Inc.*                                 140,160
     5,400 Robert Half International, Inc.*                     144,180
                                                           ------------
                                                                387,863
                                                           ------------

COMPUTERS - 6.6%
     3,100 Dell Computer Corp.*                                  84,258
     2,500 EMC Corp./Massachusetts*                              33,600
     5,400 Henry (Jack) & Associates                            117,936
     2,000 International Business Machines Corp.                241,920
     4,400 Sun Microsystems, Inc.*                               54,296
     1,800 Veritas Software Corp.*                               80,676
                                                           ------------
                                                                612,686
                                                           ------------

DIVERSIFIED FINANCIAL - 3.56%
     5,000 Citigroup, Inc.                                      252,400
     1,500 Merrill Lynch & Co., Inc.                             78,180
                                                           ------------
                                                                330,580
                                                           ------------

ELECTRONICS - 5.03%
     5,700 Avnet, Inc.                                     $    145,179
     2,900 PerkinElmer, Inc.                                    101,558
     5,330 Symbol Technologies, Inc.                             84,640
     3,500 Waters Corp.*                                        135,625
                                                           ------------
                                                                467,002
                                                           ------------

FOOD - 4.35%
     2,300 Hershey Foods Corp.                                  155,710
     3,100 Kroger Co.*                                           64,697
     7,000 Sysco Corp.                                          183,540
                                                           ------------
                                                                403,947
                                                           ------------

HEALTHCARE - PRODUCTS - 8.92%
     4,800 Baxter International, Inc.                           257,424
     4,500 Johnson & Johnson                                    265,950
     3,400 Stryker Corp.                                        198,458
     2,500 Universal Health Services*                           106,950
                                                           ------------
                                                                828,782
                                                           ------------

INSURANCE - 7.86%
     3,200 AFLAC, Inc.                                           78,592
     2,500 American International Group                         198,500
     1,600 Chubb Corp.                                          110,400
     1,600 Everest Re Group Ltd.                                113,120
     1,100 Marsh & McLennan Co.                                 118,195
     2,600 Radian Group, Inc.                                   111,670
                                                           ------------
                                                                730,477
                                                           ------------

MEDIA - 5.23%
     4,100 AOL Time Warner, Inc.*                               131,610
     4,500 Univision Communications, Inc.* #                    182,070
     3,900 Viacom, Inc.*                                        172,185
                                                           ------------
                                                                485,865
                                                           ------------

MISCELLANEOUS MANUFACTURING - 3.93%
     9,100 General Electric Co.                                 364,728
                                                           ------------

OIL & GAS - 3.64%
     6,200 Exxon Mobil Corp.                                    243,660
     2,300 Spinnaker Exploration Co.*                            94,668
                                                           ------------
                                                                338,328
                                                           ------------


    The accompanying notes are an integral part of the financial statements


                                      10                          Memorial Funds

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 8.54%
       2,400 Cardinal Health, Inc.                         $    155,184
       2,300 Merck & Co., Inc.                                  135,240
       7,900 Pfizer, Inc.                                       314,815
       6,500 Perrigo Co.*                                        76,830
       3,100 Schering-Plough Corp.                              111,011
                                                           ------------
                                                                793,080
                                                           ------------

RETAIL - 7.41%
       3,500 Bed Bath & Beyond, Inc.*                           118,650
       4,100 Target Corp.                                       168,305
       5,100 Walgreen Co.                                       171,666
       4,000 Wal-Mart Stores, Inc.                              230,200
                                                           ------------
                                                                688,821
                                                           ------------

SEMICONDUCTORS - 2.75%
       5,800 Intel Corp.                                        182,410
       2,600 Texas Instruments, Inc.                             72,800
                                                           ------------
                                                                255,210
                                                           ------------

SOFTWARE - 7.49%
       2,600 Adobe Systems, Inc.                                 80,730
       3,600 BEA Systems, Inc.*                                  55,476
       3,900 Citrix Systems, Inc.* #                             88,374
       5,500 Microsoft Corp.*                                   364,485
       7,700 Oracle Corp.*                                      106,337
                                                           ------------
                                                                695,402
                                                           ------------

TELECOMMUNICATIONS - 3.43%
       5,500 Cisco Systems, Inc.*                                99,605
       3,400 SBC Communications, Inc.                           133,178
       1,800 Verizon Communications, Inc.#                       85,428
                                                           ------------
                                                                318,211
                                                           ------------

UTILITIES - 1.94%
       4,600 Duke Energy Co.                                    180,596
                                                           ------------

     232,230 Total Common Stock
             (cost $10,286,815)                               8,802,710
                                                           ------------

SHORT TERM INVESTMENTS - 1.7%
     158,110 Merrimac U.S. Government Money
             Market Fund 1.91% (cost $158,110)             $    158,110
                                                           ------------

Total Investments - 96.46% (cost $10,444,925)              $  8,960,820
                                                           ------------

Other Assets in excess of Liabilities - 3.54%                   328,340
                                                           ------------

TOTAL NET ASSETS - 100.0%                                  $  9,289,160
                                                           ============


* Non-income producing investment
# Part or all of this investment is on loan


    The accompanying notes are an integral part of the financial statements


                                      11                          Memorial Funds

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 98.56%
AEROSPACE - 1.41%
       700 United Technologies Corp.                       $     45,241
                                                           ------------

AGRICULTURE - 2.29%
     1,600 Philip Morris Cos., Inc.                              73,360
                                                           ------------

APPAREL - 3.7%
     1,900 VF Corp.                                              74,119
       900 Liz Claiborne, Inc.                                   44,775
                                                           ------------
                                                                118,894
                                                           ------------

APPLIANCES - 1.74%
     1,800 Maytag Corp.                                          55,854
                                                           ------------

AUTOPARTS - 6.13%
     1,400 TRW, Inc.                                             51,856
     3,500 Delphi Automotive Systems                             47,810
     3,398 Ford Motor Co.                                        53,417
       900 General Motors Corp.                                  43,740
                                                           ------------
                                                                196,823
                                                           ------------

BANKS - 10.12%
     1,000 Bank of America Corp.                                 62,950
     2,300 Charter One Financial, Inc.                           62,445
     1,900 Washington Mutual, Inc.                               62,130
     1,700 JP Morgan Chase & Co.                                 61,795
     1,900 Keycorp                                               46,246
     1,300 Banknorth Group, Inc.                                 29,276
                                                           ------------
                                                                324,842
                                                           ------------

CHEMICALS - 1.4%
     1,300 Rohm & Haas Co.                                       45,019
                                                           ------------

COMPUTER WARE - 5.88%
     1,400 Parker Hannifin Corp.                                 64,274
     2,000 Computer Associates International, Inc.               68,980
     4,700 Compuware Corp.*                                      55,413
                                                           ------------
                                                                188,667
                                                           ------------

CONSUMER PRODUCTS - 1.97%
     1,600 Fortune Brands, Inc.                            $     63,344
                                                           ------------

CONTAINERS - 1.0%
     1,800 Pactiv Corp.*                                         31,950
                                                           ------------

DIVERSIFIED CONGLOMERATES - 4.53%
     1,200 ITT Industries, Inc.                                  60,600
       900 PPG Industries, Inc.                                  46,548
     1,100 Cooper Industries, Inc.                               38,412
                                                           ------------
                                                                145,560
                                                           ------------

ENTERTAINMENT - 1.49%
     2,200 Brunswick Corp.                                       47,872
                                                           ------------

FINANCIAL GROUPS - 5.0%
     1,200 Citigroup, Inc.                                       60,576
     1,500 T. Rowe Price Group, Inc.                             52,095
     600   Fannie Mae                                            47,700
                                                           ------------
                                                                160,371
                                                           ------------

FOREST AND PAPER - 1.64%
     1,700 Mead Corp.                                            52,513
                                                           ------------

HEALTHCARE - 1.92%
     1,600 HCA, Inc.                                             61,664
                                                           ------------

HOMEFURNISHING - 1.98%
     2,300 Newell Rubbermaid, Inc.                               63,411
                                                           ------------

INSURANCE - 6.47%
       800 Cigna Corp.                                           74,121
     1,100 Hartford Financial Services Group                     69,113
     1,500 Radian Group, Inc.                                    64,424
                                                           ------------
                                                                207,658
                                                           ------------

INVESTMENT COMPANIES - 1.76%
     1,600 Franklin Resources, Inc.                              56,432
                                                           ------------


    The accompanying notes are an integral part of the financial statements


                                      12                          Memorial Funds

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
     FACE
     AMOUNT/           SECURITY
     SHARES          DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

OIL AND GAS - 8.64%
      1,200 Phillips Petroleum Co.                         $     72,312
        800 ChevronTexaco Corp.                                  71,688
      2,600 Occidental Petroleum Corp.                           68,978
      1,400 Ashland, Inc.                                        64,512
                                                           ------------
                                                                277,490
                                                           ------------

PUBLISHING - 0.94%
        450 Gannett Co., Inc.                                    30,254
                                                           ------------

RETAIL - 8.66%
      1,900 Federated Department Stores                          77,710
      5,400 Sovereign Bancorp, Inc.                              66,096
      1,300 Sears Roebuck and Co.                                61,932
      1,500 Circuit City Stores-Circuit                          38,924
      6,100 K Mart Corp.                                         33,306
                                                           ------------
                                                                277,968
                                                           ------------

STEEL - 2.14%
      1,300 Nucor Corp.                                          68,848
                                                           ------------

TELECOMMUNICATIONS - 9.87%
      1,800 SBC Communications, Inc.                             70,506
      1,400 Verizon Communications, Inc.#                        66,444
      3,200 Sprint Corp-FON Group                                64,256
      1,900 CenturyTel, Inc.                                     62,320
      1,400 BellSouth Corp.                                      53,410
                                                           ------------
                                                                316,936
                                                           ------------

TRANSPORTATION - 3.4%
      2,100 Burlington Northern Santa Fe Corp.                   59,913
      1,400 CSX Corp.                                            49,070
                                                           ------------
                                                                108,983
                                                           ------------

UTILITIES - 4.48%
      3,200 NiSource, Inc.                                       73,792
      2,000 FirstEnergy Corp.                                    69,960
                                                           ------------
                                                                143,752
                                                           ------------

    100,648 Total Common Stock (cost $2,937,112)           $  3,163,706
                                                           ------------

SHORT TERM INVESTMENTS - 0.48%
     15,462 Merrimac U.S. Government Money
            Market Fund 1.91% (cost $15,462)               $     15,462
                                                           ------------

Total Investments - 99.04% (cost $2,952,574)               $  3,179,168
                                                           ------------

Other Assets in excess of Liabilities - 0.96%                    30,894
                                                           ------------

Total Net Assets - 100.0%                                  $  3,210,062
                                                           ============


* Non-income producing investment
# Part or all of this investment is on loan


    The accompanying notes are an integral part of the financial statements


                                      13                          Memorial Funds


------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
                                                                     GOVERNMENT      CORPORATE       GROWTH           VALUE
                                                                      BOND FUND      BOND FUND     EQUITY FUND     EQUITY FUND
                                                                      ---------      ---------     -----------     -----------
ASSETS:
  Investments, at market (identified cost: $17,278,729,
    $21,782,416, $10,444,925 and $2,952,574 respectively)
    (Note 2)                                                         $17,394,070    $21,587,324    $ 8,960,820     $3,179,168
  Cash (overdraft)                                                            --         (7,146)            --         28,794
  Collateral for securities loaned (Note 7)                              649,600        634,300        388,200         70,000
  Receivables:
    Dividends                                                                 --             --         10,544          4,318
    Interest                                                             158,339        371,361            507             21
    Income due from securities loaned                                        797            419            364             69
    Investments sold                                                          --        173,463       1,076,97         65,502
    Fund shares sold                                                          --          4,527         36,960             --
    Prepaid expenses                                                       5,397          7,027          3,532          2,811
    Due from Advisor                                                          --          2,968         18,485         15,696
    Organization costs, net of amortization (Note 2)                       7,468          7,403          7,468          7,468
                                                                     -----------    -----------    -----------     ----------
Total assets                                                          18,215,671     22,781,646     10,503,853      3,373,847
                                                                     -----------    -----------    -----------     ----------
LIABILITIES:
  Payables:
    Distribution payable                                                  63,043         93,241             --          7,225
    Investments purchased                                                     --             --        148,437         70,363
    Collateral for securities loaned (Note 7)                            649,600        634,300        388,200         70,000
    Investment advisory fees                                              10,761         18,081          5,734          1,036
    Shareholder servicing agent                                            7,682             --             --             --
    Administrator fees (Accounting, Distribution, Transfer Agent)          5,250          5,250          5,250          5,250
    Fund shares redeemed                                                 393,473        116,307        650,439             --
    Other accrued expenses                                                27,415         40,565         16,633          9,911
                                                                     -----------    -----------    -----------     ----------
Total liabilities                                                      1,157,224        907,744      1,214,693        163,785
                                                                     -----------    -----------    -----------     ----------
NET ASSETS                                                           $17,058,447    $21,873,902    $ 9,289,160     $3,210,062
                                                                     ===========    ===========    ===========     ==========

Net Assets consist of:
    Additional paid-in capital                                       $17,579,190    $28,998,413    $13,699,832     $4,857,696
    Undistributed net investment income                                    2,185         67,058             --            248
    Accumulated realized loss on investments                            (638,269)    (6,996,477)    (2,926,567)    (1,874,476)
    Net unrealized gain (loss) on investments                            115,341       (195,092)    (1,484,105)       226,594
                                                                     -----------    -----------    -----------     ----------
Total Net Assets                                                     $17,058,447    $21,873,902    $ 9,289,160     $3,210,062
                                                                     ===========    ===========    ===========     ==========
Shares of Beneficial Interest                                          1,661,762      2,262,011      1,195,030        312,810
                                                                     ===========    ===========    ===========     ==========
Net Asset Value, offering and redemption price per share             $     10.27    $      9.67    $      7.77     $    10.26
                                                                     ===========    ===========    ===========     ==========
Market value of securities on loan                                   $   631,861    $   619,607    $   355,872     $   66,444
                                                                     -----------    -----------    -----------     ----------


    The accompanying notes are an integral part of the financial statements


                                      14                          Memorial Funds


------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
                                                                     GOVERNMENT      CORPORATE       GROWTH           VALUE
                                                                      BOND FUND      BOND FUND     EQUITY FUND     EQUITY FUND
                                                                      ---------      ---------     -----------     -----------
INVESTMENT INCOME:
  Interest                                                           $ 1,587,718    $ 2,521,456    $    42,500    $     2,103
  Securities Lending Income (see Notes 2 and 7)                           10,300         11,345          3,488          2,179
  Dividends                                                                   --         32,000        121,625        234,429
                                                                     -----------    -----------    -----------     ----------
Total investment income                                                1,598,018      2,564,801        167,613        238,711
                                                                     -----------    -----------    -----------     ----------
EXPENSES:
  Investment advisory fees (Note 3)                                        8,280         11,434          7,993          5,092
  Investment sub-advisory fees (Note 3)                                   55,200         76,225         47,959         30,552
  Shareholder Services fees (Note 3)                                      69,000         95,281         39,966         25,460
  Administration fees (Note 3)                                            34,878         48,774         23,615         22,500
  Transfer Agent fees (Note 3)                                            27,448         28,320         27,181         26,401
  Accounting fees (Note 3)                                                34,500         34,500         34,500         34,500
  Legal fees                                                              21,281         26,871          9,318          7,142
  Audit fees                                                              18,523         25,387         10,939          7,150
  Custody fees (Note 3)                                                    3,857         11,185          7,443         10,129
  Trustee fees (Note 3)                                                    3,431          5,142          1,885          1,377
  Compliance fees                                                            769          1,075          5,931            308
  Amortization of organization costs (Note 2)                              6,000          6,000          6,000          6,000
  Miscellaneous                                                           14,429         25,839         11,479          8,821
                                                                     -----------    -----------    -----------     ----------
Total expenses before waivers and reimbursements                         297,596        396,033        234,209        185,432
  Waivers and reimbursements (Note 4)                                    (60,409)       (69,730)       (57,007)       (74,612)
                                                                     -----------    -----------    -----------     ----------
Total expenses, net                                                      237,187        326,303        177,202        110,820
                                                                     -----------    -----------    -----------     ----------
Net investment income (loss)                                           1,360,831      2,238,498         (9,589)       127,891
                                                                     -----------    -----------    -----------     ----------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments                              1,392,613        696,118     (1,988,215)     3,170,807
  Net change in unrealized appreciation (depreciation) on investments   (696,556)      (116,894)    (2,148,301)    (1,402,286)

                                                                         696,057        579,224     (4,136,516)     1,768,521
                                                                     -----------    -----------    -----------     ----------
Net increase (decrease) in net assets resulting from operations      $ 2,056,888    $ 2,817,722    $(4,146,105)   $ 1,896,412
                                                                     ===========    ===========    ===========    ===========


    The accompanying notes are an integral part of the financial statements


                                       15                         Memorial Funds


-----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         GOVERNMENT BOND FUND            CORPORATE BOND FUND
                                                                         --------------------            -------------------
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      2001             2000             2001            2000
                                                                  ------------     ------------     ------------    -------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                                           $  1,360,831     $  3,012,917     $  2,238,498    $   8,310,644
  Net realized gain (loss) on investments                            1,392,613       (1,378,178)         696,118       (2,851,346)
  Net change in unrealized appreciation (depreciation)
    on investments                                                    (696,556)       4,158,245         (116,894)       5,056,981
                                                                  ------------     ------------     ------------    -------------
  Net increase (decrease) in net assets resulting
    from operations                                                  2,056,888        5,792,984        2,817,722       10,516,279
                                                                  ------------     ------------     ------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income - Institutional shares                      (1,360,755)      (3,012,917)      (2,238,495)      (8,310,644)
  Net realized capital gain on investments -
    Institutional shares                                                    --               --               --               --
                                                                  ------------     ------------     ------------    -------------
  Total distributions to shareholders                               (1,360,755)      (3,012,917)      (2,238,495)      (8,310,644)
                                                                  ------------     ------------     ------------    -------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares - Institutional shares                              2,347,642       33,599,859          247,864       22,375,536
  Reinvestment of distributions - Institutional shares                 210,167          141,691           85,968          499,418
  Redemption of shares - Institutional shares                      (26,696,215)     (65,102,884)     (39,493,191)    (117,017,184)
                                                                  ------------     ------------     ------------    -------------
  Net decrease from capital transactions                           (24,138,406)     (31,361,334)     (39,159,359)     (94,142,230)
                                                                  ------------     ------------     ------------    -------------

  Total decrease in net assets                                     (23,442,273)     (28,581,267)     (38,580,132)     (91,936,595)
                                                                  ------------     ------------     ------------    -------------

NET ASSETS:
  Beginning of period                                               40,500,720       69,081,987       60,454,034      152,390,629
                                                                  ------------     ------------     ------------    -------------

  End of period                                                   $ 17,058,447     $ 40,500,720     $ 21,873,902    $  60,454,034
                                                                  ============     ============     ============    =============


    The accompanying notes are an integral part of the financial statements


                                       16                         Memorial Funds


----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          GROWTH EQUITY FUND              VALUE EQUITY FUND
                                                                          ------------------              -----------------
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      2001             2000             2001            2000
                                                                  ------------     ------------     ------------     ------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                    $     (9,589)    $    (37,455)    $    127,891     $    464,262
  Net realized gain (loss) on investments                           (1,988,215)       5,554,088        3,170,807       (1,588,846)
  Net change in unrealized appreciation
    (depreciation) on investments                                   (2,148,301)      (7,058,255)      (1,402,286)       1,701,591
                                                                  ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets resulting
    from operations                                                 (4,146,105)      (1,541,622)       1,896,412          577,007
                                                                  ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (4,462)              --         (128,207)        (466,188)
  Net realized capital gain on investments                             (54,395)      (6,256,294)              --               --
                                                                  ------------     ------------     ------------     ------------
  Total distributions to shareholders                                  (58,857)      (6,256,294)        (128,207)        (466,188)
                                                                  ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares - Trust Shares                                             --           18,500               --               --
  Sale of shares - Institutional Shares                             14,199,574       19,208,656        1,596,401        9,332,674
  Reinvestment of distributions - Trust Shares                              --               --               --              323
  Reinvestment of distributions - Institutional Shares                  12,196        3,782,477               --           17,530
  Redemption of shares - Trust Shares                                       --         (576,722)              --         (218,812)
  Redemption of shares - Institutional Shares                      (30,606,253)     (27,144,585)     (17,771,869)     (28,934,844)
                                                                  ------------     ------------     ------------     ------------
  Net decrease from capital transactions                           (16,394,483)      (4,711,674)     (16,175,468)     (19,803,129)
                                                                  ------------     ------------     ------------     ------------

  Total decrease in net assets                                     (20,599,445)     (12,509,590)     (14,407,263)     (19,692,310)
                                                                  ------------     ------------     ------------     ------------

NET ASSETS:
  Beginning of period                                               29,888,605       42,398,195       17,617,325       37,309,635
                                                                  ------------     ------------     ------------     ------------
  End of period                                                   $  9,289,160     $ 29,888,605     $  3,210,062     $ 17,617,325
                                                                  ============     ============     ============     ============


    The accompanying notes are an integral part of the financial statements


                                      17                          Memorial Funds


----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             GOVERNMENT BOND FUND
                                                                             INSTITUTIONAL SHARES
                                                        -----------------------------------------------------------
                                                        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2001           2000           1999         1998 (C)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                         $ 10.09        $  9.50        $ 10.25        $ 10.00
                                                        ------------   ------------   ------------   ------------
Investment Operations:
  Net investment income                                         0.50           0.53           0.51           0.39
  Net realized and unrealized gain
    (loss) on investments                                       0.17           0.59          (0.75)          0.39
                                                        ------------   ------------   ------------   ------------
Total from investment operations                                0.67           1.12          (0.24)          0.78
                                                        ------------   ------------   ------------   ------------
Distributions:
  From net investment income                                   (0.49)         (0.53)         (0.51)         (0.39)
  From net realized capital gain                                  --             --             --          (0.14)
                                                        ------------   ------------   ------------   ------------
Total distributions                                            (0.49)         (0.53)         (0.51)         (0.53)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, End of Period                               $ 10.27        $ 10.09         $ 9.50        $ 10.25
                                                        ============   ============   ============   ============

Total Return (a)                                                6.81%         12.12%         (2.39)%         7.96%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's)                       $17,058        $40,501        $69,082        $65,676
  Ratio of expenses to average net assets:
    including reimbursement/waiver of fees                      0.86%          0.75%          0.73%          0.73%(b)
  Ratio of expenses to average net assets:
    excluding reimbursement/waiver of fees                      1.08%          0.87%          0.79%          0.85%(b)
  Ratio of net investment income (loss) to average
    net assets including reimbursement/waiver of fees:          4.93%          5.51%          5.17%          5.05%(b)
  Portfolio turnover rate                                        118%            50%            25%           114%


---------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b)  Annualized

(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.


    The accompanying notes are an integral part of the financial statements


                                      18                          Memorial Funds


----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             CORPORATE BOND FUND
                                                                             INSTITUTIONAL SHARES
                                                        -----------------------------------------------------------
                                                        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2001           2000           1999         1998 (C)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                         $  9.62        $  9.34       $  10.09       $  10.00
                                                        ------------   ------------   ------------   ------------
Investment Operations:
  Net investment income                                         0.57           0.63           0.57           0.43
  Net realized and unrealized gain
    (loss) on investments                                       0.04           0.27          (0.75)          0.30
                                                        ------------   ------------   ------------   ------------
Total from investment operations                                0.61           0.90          (0.18)          0.73
                                                        ------------   ------------   ------------   ------------
Distributions:
  From net investment income                                   (0.56)         (0.62)         (0.57)         (0.43)
  From net realized capital gain                                  --             --             --          (0.21)
                                                        ------------   ------------   ------------   ------------
Total distributions                                            (0.56)         (0.62)         (0.57)         (0.64)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, End of Period                               $  9.67        $  9.62       $   9.34       $  10.09
                                                        ============   ============   ============   ============

Total Return (a)                                                6.39%         10.02%         (1.77)%         7.50%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's)                       $21,874        $60,454       $152,391       $137,338
  Ratio of expenses to average net assets:
    including reimbursement/waiver of fees                      0.86%          0.75%          0.68%          0.63%(b)
  Ratio of expenses to average net assets:
    excluding reimbursement/waiver of fees                      1.04%          0.79%          0.74%          0.76%(b)
  Ratio of net investment income (loss) to average
    net assets including reimbursement/waiver of fees:          5.87%          6.67%          5.94%          5.60%(b)
  Portfolio turnover rate                                        281%           227%           291%           377%


---------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b)  Annualized

(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.



    The accompanying notes are an integral part of the financial statements


                                      19                          Memorial Funds


----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             CORPORATE BOND FUND
                                                                             INSTITUTIONAL SHARES
                                                        -----------------------------------------------------------
                                                        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2001           2000           1999         1998 (C)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                          $ 9.26        $ 12.50        $ 11.49       $  10.00
                                                        ------------   ------------   ------------   ------------
Investment Operations:
  Net investment income (loss)                                    --          (0.01)         (0.01)          0.01
  Net realized and unrealized gain
    (loss) on investments                                      (1.47)         (0.69)          2.67           2.09
                                                        ------------   ------------   ------------   ------------
Total from investment operations                               (1.47)         (0.70)          2.66           2.10
                                                        ------------   ------------   ------------   ------------
Distributions:
  From net investment income                                      --             --          (0.00)(d)      (0.01)
  From net realized capital gain                               (0.02)         (2.54)         (1.56)         (0.60)
  Return of capital                                               --             --          (0.09)            --
                                                        ------------   ------------   ------------   ------------
Total distributions                                            (0.02)         (2.54)         (1.65)         (0.61)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                $ 7.77        $  9.26        $ 12.50  $       11.49
                                                        ============   ============   ============   ============

Total Return (a)                                              (15.82)%        (5.66)%        24.44%         20.97%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's)                        $9,289        $29,889        $41,833        $26,426
  Ratio of expenses to average net assets:
    including reimbursement/waiver of fees                      1.11%          1.00%          1.00%          1.00%(b)
  Ratio of expenses to average net assets:
    excluding reimbursement/waiver of fees                      1.47%          1.18%          1.09%          1.19%(b)
  Ratio of net investment income (loss) to average
    net assets including reimbursement/waiver of fees:         (0.06)%        (0.11)%        (0.10)%         0.16%(b)
  Portfolio turnover rate                                         52%            78%           108%           135%

---------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b)  Annualized

(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(d)  Distributions per share were $0.00055.


    The accompanying notes are an integral part of the financial statements


                                      20                          Memorial Funds


-------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                              VALUE EQUITY FUND
                                                                             INSTITUTIONAL SHARES
                                                        -----------------------------------------------------------
                                                        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2001           2000           1999         1998 (C)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                          $ 9.12        $  8.75        $  9.19        $10.00
                                                        ------------   ------------   ------------   ------------
Investment Operations:
  Net investment income                                         0.13           0.16           0.08           0.03
  Net realized and unrealized gain
    (loss) on investments                                       1.15           0.37          (0.44)         (0.81)
                                                        ------------   ------------   ------------   ------------
Total from investment operations                                1.28           0.53          (0.36)         (0.78)
                                                        ------------   ------------   ------------   ------------
Distributions:
  From net investment income                                   (0.14)         (0.16)         (0.08)         (0.03)
  From net realized capital gain                                  --             --             --             --
                                                        ------------   ------------   ------------   ------------
Total distributions                                            (0.14)         (0.16)         (0.08)         (0.03)
                                                        ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                $10.26        $  9.12        $  8.75        $  9.19
                                                        ============   ============   ============   ============

Total Return (a)                                               14.08%          6.20%         (3.96)%        (7.76)%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's)                        $3,210        $17,617        $37,068        $30,670
  Ratio of expenses to average net assets:
    including reimbursement/waiver of fees                      1.09%          1.00%          1.00%          1.00%(b)
  Ratio of expenses to average net assets:
    excluding reimbursement/waiver of fees                      1.82%          1.18%          1.09%          1.25%(b)
  Ratio of net investment income (loss) to average
    net assets including reimbursement/waiver of fees:          1.26%          1.59%          0.90%          0.59%(b)
  Portfolio turnover rate                                         45%           168%            60%            37%

---------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b)  Annualized

(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.

    The accompanying notes are an integral part of the financial statements


                                      21                          Memorial Funds

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The Trust Instrument authorizes each Fund to issue an unlimited number of shares of beneficial interest. The classes of each fund and their dates of commencement of operations are as follows:

    Government Bond Fund (Institutional Shares)      March 30, 1998
    Corporate Bond Fund (Institutional Shares)       March 25, 1998
    Growth Equity Fund (Institutional Shares)        March 30, 1998
    Value Equity Fund (Institutional Shares)         March 30, 1998

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At December 31, 2001, no securities were valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of identified cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by the Government Bond Fund and the Corporate Bond Fund. Net investment income distributions, if any, for the Growth Equity Fund and the Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

                                      22                          Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2001
--------------------------------------------------------------------------------

ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

As of December 31, 2001, the Funds have capital loss carryovers in the following amounts:

                              AMOUNT         EXPIRING DATE
                              ------         -------------
Government Bond Fund       $   585,905        12/31/2008
Corporate Bond Fund          4,380,866        12/31/2007
                             2,588,507        12/31/2008
Growth Equity Fund           2,704,374        12/31/2009
Value Equity Fund               34,627        12/31/2007
                             1,688,376        12/31/2008

SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor of each Fund is Memorial Investment Advisors, Inc. (the "Advisor"). The Advisor replaced Forum Investment Advisors, LLC on January 1, 2001. The Advisor receives monthly, from each Fund, an advisory fee at an annual rate of 0.23% of the average daily net assets of the Government Bond Fund and the Corporate Bond Fund, and 0.35% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. In addition, the Advisor has retained the following investment sub-advisors (each a "Sub-advisor") for each Fund pursuant to an investment sub-advisory agreement with the Advisor:

         Government Bond Fund       Eagle Asset Management, Inc.
         Corporate Bond Fund        AIG Global Investment Corp.
         Growth Equity Fund         Davis Hamilton Jackson & Associates, L.P.
         Value Equity Fund          PPM America, Inc.

American General Investment Management, L.P. replaced Conseco Capital Management, Inc. as Sub-advisor to the Corporate Bond Fund on January 1, 2001. On August 31, 2001 American International Group, Inc. ("AIG") acquired American General Investment Management, L.P. and is currently in transition of replacing them as Sub-advisor of the Corporate Bond Fund. AIG's affiliate, AIG Global Investment Corp., will commence full Sub-advisory responsibilities of the Fund on January 1, 2002. Eagle Asset Management, Inc. replaced Northern Trust Investments, Inc. as Sub-


                                      23                          Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2001
--------------------------------------------------------------------------------

advisor to the Government Bond Fund on December 1, 2001. Currently, the Advisor pays the Sub-advisors of the Government Bond Fund and the Corporate Bond Fund an annual fee of 0.20% of the average daily net assets of each Fund. The Sub-advisors for the Growth Equity Fund and the Value Equity Fund are currently paid an annual fee of 0.30% of the average daily net assets of each Fund.

The Corporate Bond Fund is currently waiving Sub-advisory fees of 0.07% of the average annual net assets. The amount of the fees paid by the Advisor to each Sub-advisor may vary from time to time as a result of periodic negotiations with each Sub-advisor regarding such matters as the nature and extent of the services provided (other than investment selection and order placement activities). To assist in carrying out its responsibilities, the Advisor has retained Capital Resource Advisors ("CRA"), (formerly known as Wellesley Group, Inc.). CRA provides data with which the Advisor and the Board of Trustees of the Trust can monitor and evaluate the performance of the Funds and Sub-advisors. CRA receives a fee from the Advisor of 0.02% of the average annual net assets of the Funds (decreasing to 0.015% at average annual net asset levels of $250 million but less than $500 million and 0.01% at average annual net asset levels exceeding $500 million). As a minimum, CRA shall receive an aggregate annual fee of $30,000.

On behalf of each Fund, the Trust has entered into an Investment Company Services Agreement ("ICSA") with Declaration Service Company ("DSC") to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. DSC replaced Forum Administrative Services, LLC as administrative agent on October 1, 2001. DSC replaced Forum Shareholder Services, LLC as transfer agent and dividend disbursing agent on October 1, 2001. DSC replaced Forum Fund Services, LLC as distributor on October 1, 2001. DSC replaced Forum Accounting Services, LLC as Fund accountant on October 1, 2001. On December 1, 2001, Declaration Service Company was replaced by InCap Service Company ("ISC") as Declaration Holdings Company, the parent company of DSC, was acquired by InCap Group, Inc. For its services, ISC receives monthly, from each Fund, a fee of 0.20% of the average annual net assets of the Funds (decreasing to 0.15% at average annual net asset levels of $25 million but less than $50 million, 0.10% at average annual net asset levels of $50 million but less than $100 million, 0.075% at average annual net asset levels of $100 million but less than $400 million and 0.03% at average annual net asset levels exceeding $400 million). The minimum fee paid to ISC is $5,000 per month per Fund. ISC is currently earning the minimum fee.

On behalf of each Fund, the Trust has entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Funds including, but not limited to, distribution and underwriter services. Declaration Distributors, Inc. replaced Forum Administrative Services, LLC as distributor and underwriter on October 1, 2001. On November 1, 2001 Declaration Distributors, Inc. was changed to InCap Securities, Inc. as Declaration Holdings Company, the parent company of Declaration Distributors, Inc., was acquired by InCap Group, Inc. For its services, InCap Securities, Inc. receives $250 per month from each Fund.

Investors Bank & Trust Company serves as the custodian for each Fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

                                      24                          Memorial Funds

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

The Trust has adopted a Shareholder Service Plan which allows it to obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays Memorial Group, Inc. a fee at an annual rate of 0.25% of the average daily net assets of the Institutional Shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

Each Trustee, who is not an "affiliated person" as defined in the Act, receives from the Trust an annual fee of $5,000 plus out-of-pocket expenses. In addition, each Trustee receives $500 per meeting attended.


NOTE 4. WAIVER OF FEES

The Sub-advisors, Forum Administrative Services, LLC ("FAdS"), InCap Service Company, InCap Securities, Inc. and the Shareholder Servicing Agent (Memorial Group, Inc.) may voluntarily waive a portion of their fees. For the year ended December 31, 2001, the Sub-advisors, FAdS and the Shareholder Servicing Agent have voluntarily waived fees as follows:

                                                    MEMORIAL
                           SUB-ADVISOR     FADS    GROUP, INC.   TOTAL
                           -----------     ----    -----------   -----

Government Bond Fund             --      $7,240     $53,169     $60,409
Corporate Bond Fund         $26,679       7,240      35,811      69,730
Growth Equity Fund               --       7,240      35,311      42,551
Value Equity Fund                --       7,240      21,966      29,206

In addition, the Advisor, under certain circumstances, may reimburse certain expenses of the Funds. For the year ended December 31, 2001, these reimbursements were as follows:

                          INVESTMENT
                           ADVISOR
                           -------

Government Bond Fund        $    --
Corporate Bond Fund              --
Growth Equity Fund           14,456
Value Equity Fund            45,406

NOTE 5. SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the year ended December 31, 2001, were as follows:

                                 PURCHASES                      SALES
                     ----------------------------   ------------------------
                     U.S. GOVERNMENT      OTHER     U.S. GOVERNMENT    OTHER
                     ---------------      -----     ---------------    -----

Government Bond Fund   $ 4,700,078    $26,985,291   $17,595,129     $35,804,098
Corporate Bond Fund     36,643,912     63,615,737    40,453,808      96,139,825
Growth Equity Fund              --      7,970,372            --      22,836,751
Value Equity Fund               --      4,513,919            --      20,813,522


                                      25                          Memorial Funds

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of December 31, 2001 were as follows:

                                         GROSS         GROSS      NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
                           --------   ------------  ------------  --------------
Government Bond Fund     $17,331,093    $223,100    $  (160,123)   $    62,977
Corporate Bond Fund       21,809,520     257,052       (479,248)      (222,196)
Growth Equity Fund        10,058,892     348,524     (1,896,596)    (1,548,072)
Value Equity Fund          3,104,047     326,156       (251,035)        75,121

NOTE 6. FEDERAL TAX STATUS

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received is 0% for Government Bond Fund, 0% for Corporate Bond Fund, 0% for Growth Equity Fund and 91.75% for Value Equity Fund.

NOTE 7. SECURITIES LENDING

As of December 31, 2001, each Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                           SECURITIES      COLLATERAL
                           ----------      ----------
Government Bond Fund        $631,861        $649,600
Corporate Bond Fund          619,607         634,300
Growth Equity Fund           355,872         388,200
Value Equity Fund             66,444          70,000


                                      26                          Memorial Funds

--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------

To the Board of Trustees and
Shareholders of the Memorial Funds:

We have audited the accompanying statements of assets and liabilities of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund, portfolios of the Memorial Funds, including the schedules of investments, as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and for the period from March 30, 1998 (commencement of operations) (March 25, 1998 for the Corporate Bond Fund) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods described above, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP

Philadelphia, PA
February 19, 2002


                                      27

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                               THE MEMORIAL FUNDS

INVESTMENT ADVISOR                    SHAREHOLDER SERVICING AGENT
    Memorial Group, Inc.                  Memorial Group, Inc.
    5847 San Felipe                       5847 San Felipe
    Suite 875                             Suite 875
    Houston, Texas 77057                  Houston, Texas 77057

DISTRIBUTOR                           TRANSFER AGENT & DIVIDEND DISBURSING AGENT
    InCap Securities, Inc.                InCap Service Company
    555 North Lane                        555 North Lane
    Suite 6160                            Suite 6160
    Conshohocken, PA 19428                Conshohocken, PA 19428

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS               POSITION         OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
James B. Goodwin, Jr. (52)           Trustee                    None
3301 Steck Ave., Suite B101
Austin, Texas 78759

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, J. B. Goodwin Company, a comprehensive real estate and holding company, for 30 years.

Robert L. Stillwell (65)             Trustee                    None
8117 Preston Road, Suite 260 West
Dallas, Texas 75225

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, BP Capital LP, which is a private equity manager, since January 2000. Prior to this was a partner, Baker Botts LLP, a law firm.

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